UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2002

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Nippon Life Insurance Company
Address:              1-2-2 Yurakucho, Chiyoda-ku
                      Tokyo Japan  100-8444

Form 13F File Number: 28-3746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Akiko Osawa
Title:                Chief Manager
Phone:                011 (81) 3 (3507) 1446

Signature, Place, and Date of Signing:

/S/ Akiko Osawa                    Tokyo, Japan                October 10, 2002
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     85

Form 13F Information Table Value Total:     3,771,389
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                     FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: NIPPON LIFE INSURANCE COMPANY

  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                                                                      Voting
  Name of                     Title of       CUSIP      Value       Amount and Type      Investment     Other        Authority
  Issuer                       Class         Number    ($1,000)       of Security        Discretion    Managers      (Shares)

                                                                 Shares or
                                                                 Principal   SH/ PUT/
                                                                  Amount     PRN CALL                           Sole   Shared  None

BELL ATLANTIC CORP            COM           92343V104     22,296     812,561 SH         SOLE                      812,561
CARDINAL HEALTH INC           COM           14149Y108     11,082     178,170 SH         SOLE                      178,170
CATERPILLAR INC DEL           COM           149123101        419      11,280 SH         SOLE                       11,280
CHEVRONTEXACO CORP            COM           166764100     17,589     254,000 SH         SOLE                      254,000
CISCO SYS INC                 COM           17275R102     63,825   6,090,214 SH         SOLE                    6,090,214
CITIGROUP INC                 COM           172967101    101,683   2,198,565 SH         SOLE                    2,198,565
CLEAR CHANNEL COMMUNICATIONS  COM           184502102     14,579     419,560 SH         SOLE                      419,560
COCA COLA CO                  COM           191216100     88,685   1,849,146 SH         SOLE                    1,849,146
COLGATE PALMOLIVE CO          COM           194162103      8,329     154,400 SH         SOLE                      154,400
CVS CORP                      COM           126650100     18,505     730,000 SH         SOLE                      730,000
DELL COMPUTER CORP            COM           247025109     66,242   2,817,620 SH         SOLE                    2,817,620
DISNEY WALT CO                COM           254687106     31,650   2,090,503 SH         SOLE                    2,090,503
DOMINION RES INC VA NEW       COM           25746U109     17,592     346,790 SH         SOLE                      346,790
DU PONT E I DE NEMOURS & CO   COM           263534109     61,865   1,715,152 SH         SOLE                    1,715,152
DUKE ENERGY CORP              COM           264399106      6,957     355,872 SH         SOLE                      355,872
E M C CORP MASS               COM           268648102      1,578     345,300 SH         SOLE                      345,300
EBAY INC                      COM           278642103     18,879     357,500 SH         SOLE                      357,500
ELECTRONIC ARTS INC           COM           285512109     12,619      191320 SH         SOLE                      191,320
EXXON MOBIL CORP              COM           30231G102    152,496     4780456 SH         SOLE                    4,780,456
FEDERAL HOME LN MTG CORP      COM           313400301     36,319     649,720 SH         SOLE                      649,720
FEDEX CORP                    COM           31428X106     26,635     531,970 SH         SOLE                      531,970
FIFTH THIRD BANCORP           COM           316773100     35,153     574,130 SH         SOLE                      574,130
GENERAL ELEC CO               COM           369604103    196,352   7,965,626 SH         SOLE                    7,965,626
GENERAL MTRS CORP             COM           370442105     18,122     465,870 SH         SOLE                      465,870
HARLEY DAVIDSON INC           COM           412822108     13,372     287,880 SH         SOLE                      287,880
HEWLETT PACKARD CO            COM           428236103     16,013   1,372,220 SH         SOLE                    1,372,220
HOME DEPOT INC                COM           437076102     36,241   1,388,567 SH         SOLE                    1,388,567
INTEL CORP                    COM           458140100     59,996     4319395 SH         SOLE                    4,319,395
INTERNATIONAL BUSINESS MACHS  COM           459200101     96,626   1,654,843 SH         SOLE                    1,654,843
INTUIT                        COM           461202103     13,200     289,920 SH         SOLE                      289,920
JOHNSON & JOHNSON             COM           478160104    132,209   2,444,700 SH         SOLE                    2,444,700
KOHLS CORP                    COM           500255104     12,340     202,940 SH         SOLE                      202,940
KRAFT FOODS INC               CL A          50075N104      5,742      157500 SH         SOLE                      157,500
LEHMAN BROS HLDGS INC         COM           524908100    310,264   6,325,478 SH         SOLE                    6,325,478
LILLY ELI & CO                COM           532457108     28,058     507,027 SH         SOLE                      507,027
PAGE TOTAL:                                            1,753,512


LOCKHEED  MARTIN CORP         COM           539830109     17,814     275,470 SH         SOLE                      275,470
LOWES COS INC                 COM           548661107     22,981      555120 SH         SOLE                      555,120
MARSH&MCLENNAN COS INC        COM           571748102     15,563     373,770 SH         SOLE                      373,770
MATTEL INC                    COM           577081102     20,420   1,133,850 SH         SOLE                    1,133,850
MBNA CORP                     COM           55262L100     26,664   1,450,720 SH         SOLE                    1,450,720
MCDONALDS CORP                COM           580135101     13,643     772,541 SH         SOLE                      772,541
MEDTRONIC INC                 COM           585055106     42,862   1,017,640 SH         SOLE                    1,017,640
MERCK & CO INC                COM           589331107     36,777      804591 SH         SOLE                      804,591
MERCURY INTERACTIVE CORP      COM           589405109      8,585     500,300 SH         SOLE                      500,300
MICROSOFT CORP                COM           594918104    146,956   3,359,768 SH         SOLE                    3,359,768
MONSANTO CO NEW               COM           61166W101      2,297      150258 SH         SOLE                      150,258
NIKE INC                      CL B          654106103     24,280     562,310 SH         SOLE                      562,310
NOBLE DRILLING CORP           COM           655042109     20,699      667740 SH         SOLE                      667,740
NORTH FORK BANKCORPORATION NY COM           659424105     29,741      785970 SH         SOLE                      785,970
OMNICOM GROUP INC             COM           681919106     27,277     489,900 SH         SOLE                      489,900
ORACLE CORP                   COM           68389X105      8,637     1098979 SH         SOLE                    1,098,979
PAYCHEX INC                   COM           704326107     20,556     847,000 SH         SOLE                      847,000
PEPSICO INC                   COM           713448108     62,958     1703894 SH         SOLE                    1,703,894
PFIZER INC                    COM           717081103    132,669   4,571,650 SH         SOLE                    4,571,650
PHARMACIA CORP                COM           71713U102     69,463   1,786,600 SH         SOLE                    1,786,600
PHILIP MORRIS COS INC         COM           718154107     51,898   1,337,600 SH         SOLE                    1,337,600
PITNEY BOWES INC              COM           724479100     28,565     936,880 SH         SOLE                      936,880
PPG INDS INC                  COM           693506107     19,769     442,260 SH         SOLE                      442,260
PRINCIPAL FINANCIAL GROUP INC COM           74251V102    295,624  11,292,000 SH         SOLE                   11,292,000
PROCTER & GAMBLE CO           COM           742718109     94,721   1,059,764 SH         SOLE                    1,059,764
PRUDENTIAL FINL INC           COM           744320102      2,729     803,870 SH         SOLE                      803,870
QUALCOMM INC                  COM           747525103     20,772     752,080 SH         SOLE                      752,080
QUEST DIAGNOSTICS INC         COM           74834L100     17,566     285,500 SH         SOLE                      285,500
SBC COMMUNICATIONS INC        COM           78387G103     45,813   2,279,280 SH         SOLE                    2,279,280
SCHERING PLOUGH CORP          COM           806605101      7,275     341,241 SH         SOLE                      341,241
SEARS ROEBUCK & CO            COM           812387108     21,678     555,850 SH         SOLE                      555,850
SOUTHERN CO                   COM           842587107     10,241     355,870 SH         SOLE                      355,870
STARBUCKS CORP                COM           855244109     12,856      622900 SH         SOLE                      622,900
SYSCO CORP                    COM           871829107     14,899      524800 SH         SOLE                      524,800
TENET HEALTHCARE CORP         COM           88033G100     35,086      708825 SH         SOLE                      708,825
TEXAS INSTRS INC              COM           882508104     25,475     1724844 SH         SOLE                    1,724,844
TXU CORP                      COM           873168108     11,040     264,700 SH         SOLE                      264,700
UNION PAC CORP                COM           907818108     29,411      508230 SH         SOLE                      508,230
UNIONBANCAL CORP              COM           908906100      9,148      217765 SH         SOLE                      217,765
UNITED TECHNOLOGIES CORP      COM           913017109     80,433     1423846 SH         SOLE                    1,423,846
UNITEDHEALTH GROUP INC        COM           91324P102     33,891      388580 SH         SOLE                      388,580
US BANCORP DEL                COM NEW       902973304     23,645     1272620 SH         SOLE                    1,272,620
VERITAS SOFTWARE CO           COM           923436109      6,515      444150 SH         SOLE                      444,150
VIACOM INC                    CL B          925524308     54,980   1,355,858 SH         SOLE                    1,355,858
WAL MART STORES INC           COM           931142103    130,068     2641519 SH         SOLE                    2,641,519
WALGREEN CO                   COM           931422109     16,987      552270 SH         SOLE                      552,270
WELLS FARGO & CO NEW          COM           949746101     79,572   1,652,245 SH         SOLE                    1,652,245
WEYERHAEUSER CO               COM           962166104     24,415     557,810 SH         SOLE                      557,810
WYETH                         COM           983024100     50,039   1,573,570 SH         SOLE                    1,573,570
ZIMMER HLDGS INC              COM           98956P102     11,924     311,010 SH         SOLE                      311,010
PAGE TOTAL:                                            2,017,877
GRAND TOTAL:                                           3,771,389
